Debt (Details)	6 Months Ended	12 Months Ended		0 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	May 22, 2009 USD ($)	Apr. 28, 2010 Ten Year Unsecured Notes [Member]	Jun. 30, 2012 Ten Year Unsecured Notes [Member] USD ($)	Dec. 31, 2011 Ten Year Unsecured Notes [Member] USD ($)	Apr. 28, 2010 Thirty Year Unsecured Notes [Member]	Jun. 30, 2012 Thirty Year Unsecured Notes [Member] USD ($)	Dec. 31, 2011 Thirty Year Unsecured Notes [Member] USD ($)	Jun. 30, 2012 Convertible Debt [Member] USD ($)	Dec. 31, 2011 Convertible Debt [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Jun. 30, 2012 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2011 Mandatory Convertible Bonds [Member] USD ($)	Jun. 30, 2011 Mandatory Convertible Bonds [Member]	Jul. 31, 2012 Four Year Syndicated Revolving Credit Facility [Member] USD ($)	Apr. 20, 2010 Four Year Syndicated Revolving Credit Facility [Member] USD ($)	Jun. 30, 2012 Four Year Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Four Year Syndicated Revolving Credit Facility [Member] USD ($)	Jun. 30, 2012 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 22, 2011 Syndicated Revolving Credit Facility, Australian Dollar [Member]	Jul. 31, 2012 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)	Jun. 30, 2012 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)	Dec. 31, 2011 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)	Dec. 22, 2011 Syndicated Revolving Credit Facility, Australian Dollar [Member] AUD
Convertible Bond Derivative Liability Roll Forward [Abstract]
Balance at beginning of period	$ 92,000,000	$ 176,000,000	$ 142,200,000
Fair value movements on conversion features of convertible bonds	(67,000,000)	(84,000,000)
Balance at end of period	25,000,000	92,000,000	142,200,000
Line Of Credit Facility [Abstract]
Coupon rate [Percent]					5.375%	5.375%		6.50%	6.50%			3.50%			6.00%
Undrawn Facility																		900,000,000	1,000,000,000				562,000,000	617,000,000
Line of Credit Facility, Commitment Fee Description																							50 percent of the applicable margin
Debt Instrument [Abstract]
Total Offering	1,000,000,000	1,000,000,000			700,000,000	700,000,000		300,000,000	300,000,000	732,500,000		732,500,000	789,000,000
Unamortized discount	(6,000,000)	(6,000,000)			(1,000,000)	(1,000,000)		(5,000,000)	(5,000,000)
Total Drawn Facility																		100,000,000	0				51,000,000	0
Accrued interest	12,000,000	12,000,000			8,000,000	8,000,000		4,000,000	4,000,000	3,000,000	3,000,000		2,000,000	2,000,000
Line of credit facility debt drawn down																100,000,000		100,000,000				88,000,000	51,000,000
Unsecured Debt [Abstract]
Total carrying value	1,006,000,000	1,006,000,000			707,000,000	707,000,000		299,000,000	299,000,000	674,000,000	659,000,000		647,000,000	760,000,000
Line Of Credit Facility Maximum Borrowing Capacity																	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000			613,000,000	617,000,000	600,000,000
Long-term debt duration (years)				10-year			30-year			5-year							4-year			5-year	four year
Interest Rate [Percent]																		LIBOR + 1.75	LIBOR + 1.75				BBSY + 2	BBSY + 2
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage (Percent)																		0.70%	0.70%				1.00%	1.00%
Frequency of Commitment Fee description																					quarterly in arrears
Convertible at initial conversion price (Per ADS)												$ 47.6126
Senior unsecured fixed rate bonds										671,000,000	656,000,000
Long-term Debt, Fair Value	645,000,000	758,000,000											645,000,000	758,000,000
Long Term Debt Other Disclosures [Abstract]
Debt Instrument, Convertible, Conversion Price Per share										100,000
Debt Instrument Convertible If Converted Value In Excess Of Principal										$ 130,000
Convertible Debt, Dealing Days										20 consecutive dealing days
Convertible Debt Notice Period (Number of days)										five days
Mandatory Convertible Bond Maximum Number Of Shares On Conversion [number of shares]													18,140,000
Mandatory Convertible Bond Minimum Share Price On Conversion (USD Per Share)													$ 43.5
Mandatory Convertible Bond Minimum Number Of Shares On Conversion [number of shares]													14,511,937
Mandatory Convertible Bond Maximum Share Price On Conversion (USD Per Share)													$ 54.375
Mandatory Convertible Bond Share Price At Period End (USD Per Share)													$ 34.34